Note 5 - Intangible Assets, Net: Schedule of Impaired Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2015
Tables/Schedules
Schedule of Impaired Intangible Assets
	Nine Months Ended		Year Ended
	September 30,		December 31,
	2015	2014	2014	2013
	(Unaudited)	(Unaudited)

Revenues	$ 82,234	$ 97,141	$ 133,962	$ 101,104

Operating expenses	1,802,210	130,473	192,257	1,150,133

Loss from operations	(1,719,976)	(33,332)	(58,295)	(1,049,029)

Other income (loss) - net	(32,408)	-	(30,686)	(10,511)

Net loss	$ (1,752,384)	$ (33,332)	$ (88,981)	$ (1,059,540)

Net loss per common share- basic and diluted	$ (0.01)	$ (0.00)	$ (0.00)	$ (0.00)

Weighted average common shares outstanding- basic and diluted	227,708,384	214,416,250	214,438,168	112,221,455